SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF NET LOSS, OPERATING EXPENSES, OTHER INCOME, AND A RECONCILIATION OF INCOME/LOSS TO ADJUSTED EBITA

The table below provides the Company’s Net loss, Operating Expenses, Other Income, and a reconciliation of Income/Loss to Adjusted EBITDA for the year ended December 31, 2024 and 2023 (in thousands):

	Years Ended
	December 31, 2024	December 31, 2023

REVENUE	$-	$-

LESS OPERATING EXPENSES
Selling and marketing expenses	316,624	109,051
General and administrative expenses	1,131,312	2,863,215
Research and development	362,538	202,878

EBITDA	(1,810,474)	(3,175,144)
Depreciation and amortization	(4,106)	(4,106)

SEGMENT NET LOSS	$(1,814,580)	$(3,179,250)
Reconciliation of profit or loss	4,618	1,718
Adjustment and reconciling items	0	0

Consolidated Net Income	$(1,809,962)	$(3,177,532)